Cover	Mar. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2021
Entity Registrant Name	MANNING & NAPIER, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35355
Entity Tax Identification Number	45-2609100
Entity Address, Address Line One	290 Woodcliff Drive
Entity Address, City or Town	Fairport
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14450
City Area Code	585
Local Phone Number	325-6880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	MN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001524223
Amendment Flag	false